EXPLORATION AND EVALUATION ASSETS - Other Projects - Newfoundland (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Exploration and Evaluation Assets [Line Items]
Impairment of exploration and evaluation assets	$ 28,604	$ 166,662
Newfoundland
Exploration and Evaluation Assets [Line Items]
Impairment of exploration and evaluation assets	0	10,000
Other.
Exploration and Evaluation Assets [Line Items]
Impairment of exploration and evaluation assets	$ 0	$ 2,750